Share-based Compensation - Share option replacement (Details) $ in Millions		1 Months Ended		12 Months Ended
	Nov. 23, 2022 USD ($) shares	Jun. 30, 2018 CNY (¥) shares	Jun. 15, 2018 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Number of shares issued	58,472,736
Share issued value | $	$ 15.0
Unrecognized compensation expenses related to unvested awards granted | ¥				¥ 6,400,000
TuanChe Limited Share Incentive Plan (the "Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares shall replaced with options			15,473,653
Number of share options replaced with restricted shares			13,740,480
TuanChe Limited Share Incentive Plan (the "Plan") | Employees | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				0 years	0 years	0 years
TuanChe Limited Share Incentive Plan (the "Plan") | Employees | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years	4 years	4 years
TuanChe Limited Share Incentive Plan (the "Plan") | Best Cars Limited ("Best Cars")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued		38,723,321
Share issued value | ¥		¥ 0
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense | ¥				¥ 10,300,000	¥ 9,800,000	¥ 17,400,000
Weighted average period				1 year 3 months 29 days
Restricted shares [Member] | TuanChe Limited Share Incentive Plan (the "Plan") | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted				1,500,000	1,390,000	3,890,000
Total fair value of restricted shares granted | ¥				¥ 2,200,000	¥ 1,400,000	¥ 10,500,000